Goodwill and other intangible assets (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Goodwill
Gross carrying amount, goodwill	$ 5,593.6		$ 5,604.4
Accumulated Amortization, Goodwill	(107.4)		(107.3)
Goodwill	5,486.2		5,497.1		2,859.0
Other intangible assets
Finite-Lived Intangible Assets, Gross	2,108.6		2,115.3
Finite-Lived Intangible Assets, Accumulated Amortization	(383.6)		(234.5)
Other intangible assets, net	1,725.0		1,880.8
PBM [Member]
Goodwill
Gross carrying amount, goodwill	5,513.1		5,523.9
Accumulated Amortization, Goodwill	(107.4)		(107.3)
Goodwill	5,405.7		5,416.6		2,778.5
PBM [Member] | Customer Contracts [Member]
Other intangible assets
Finite-Lived Contractual Rights, Gross	2,018.7		2,018.3
Finite-Lived Intangible Assets, Accumulated Amortization	(346.4)		(197.8)
Finite-Lived Intangible Assets, Net	1,672.3		1,820.5
PBM [Member] | Other Intangible Assets [Member]
Other intangible assets
Other Intangible Assets Gross	20.8	[1]	27.9	[1]
Finite-Lived Intangible Assets, Accumulated Amortization	(5.0)	[1]	(10.9)	[1]
Finite-Lived Intangible Assets, Net	15.8	[1]	17.0	[1]
EM [Member]
Goodwill
Gross carrying amount, goodwill	80.5		80.5
Accumulated Amortization, Goodwill	0		0
Goodwill	80.5	[2]	80.5	[2]	80.5	[2]
Other intangible assets
Finite-Lived Intangible Assets, Gross	69.1		69.1
Finite-Lived Intangible Assets, Accumulated Amortization	(32.2)		(25.8)
Other intangible assets, net	36.9		43.3
EM [Member] | Customer Relationships [Member]
Other intangible assets
Finite-Lived Customer Relationships, Gross	68.4		68.4
Finite-Lived Intangible Assets, Accumulated Amortization	(32.2)		(25.8)
Finite-Lived Intangible Assets, Net	36.2		42.6
EM [Member] | Other Intangible Assets [Member]
Other intangible assets
Finite-Lived Intangible Assets, Gross	0.7		0.7
Finite-Lived Intangible Assets, Accumulated Amortization	0		0
Finite-Lived Intangible Assets, Net	0.7		0.7
Other Intangible Assets [Member]
Other intangible assets
Finite-Lived Intangible Assets, Gross	2,039.5		2,046.2
Finite-Lived Intangible Assets, Accumulated Amortization	(351.4)		(208.7)
Finite-Lived Intangible Assets, Net	$ 1,688.1		$ 1,837.5

[1]	Changes in other intangible assets are a result of the write-off of $11.0 million of deferred financing fees related to the credit facility terminated during 2010 and the capitalization of $3.9 million of deferred financing fees related to the new credit facility (see Note 8-Financing).
[2]	Excludes discontinued operations of PMG.